Commitment and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and ContingenciesOperating Lease Commitments
The Group has entered into non-cancellable agreements with initial or remaining terms in excess of one year for the rental and property management fee of office premises and for the lease of office equipment. As of December 31, 2020, future minimum payments under non-cancellable operating leases for office rental, office equipment and property management fee of office premises consist of the following:

Operating Leases
Years Ending December 31,
2021	$2,913,548
2022	2,316,861
2023	1,438,938
2024	106,163
2025	—
$6,775,510
Rental expenses for the years ended December 31, 2018, 2019 and 2020 $1,211,936, $1,424,998 and $2,303,599, respectively.
Contractual Purchase Obligations
The Group has entered into non-cancellable agreements related to the purchase of network equipment from third party vendors. As of December 31, 2020, contractual purchase obligations with respect to these servers consist of the following:

Contractual Purchase Obligations
2021	$2,304,744